Retirement Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Major Long-Term Assumptions Used By Actuaries in the Computation of Scheme Liabilities and Post-Retirement Obligations
The major long-term assumptions used by the Group’s actuaries in the computation of scheme liabilities and post-retirement healthcare obligations are as follows:

	Eurozone			United States and Canada			Switzerland
	2021%	2020%	2019%	2021%	2020%	2019%	2021%	2020%	2019%
Rate of increase in:

- salaries	2.92	2.52	3.37	3.03	3.37	3.37	1.25	1.00	1.50

- pensions in payment	1.90	1.45	1.46	-	-	-	-	-	-

Inflation	1.90	1.50	1.50	2.00	2.00	2.00	0.75	0.50	1.00

Discount rate	1.43	1.14	1.43	2.82	2.34	3.14	0.30	0.20	0.30

Medical cost trend rate	n/a	n/a	n/a	5.91	5.97	5.18	n/a	n/a	n/a

Summary of Future Life Expectations Based on Retirement at 65 years of Age for Current and Future Retirees	For the Group’s most material schemes, the future life expectations factored into the relevant valuations, based on retirement at 65 years of age for current and future retirees, are as follows:

	Republic of Ireland			United States and Canada			Switzerland
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Current retirees

- male	22.6	22.5	23.0	20.5	20.1	20.2	22.6	22.6	22.6

- female	24.5	24.4	24.5	22.4	22.2	22.3	24.4	24.7	24.7

Future retirees

- male	24.9	24.8	25.4	22.2	22.0	22.1	25.4	24.8	24.8

- female	26.8	26.7	26.8	24.1	23.9	24.2	26.9	26.8	26.8

Summary of Retirement Benefit Expense in Consolidated Income Statement
The total retirement benefit expense from continuing operations in the Consolidated Income Statement is as follows:

	2021 $m	2020 $m	2019 $m

Total defined contribution expense (i)	309	289	290

Total defined benefit expense (i)	72	70	51
Total expense in Consolidated Income Statement	381	359	341

Analysis of Defined Benefit Expense/(Credit)
Analysis of defined benefit expense
Charged in arriving at Group profit before finance costs:

Current service cost	55	53	48
Administration expenses	4	5	8
Past service (credit)/cost net	(3)	1	(20)
Loss on settlements	6	-	-
Subtotal	62	59	36
Included in finance income and finance costs respectively:

Interest income on scheme assets	(46)	(56)	(72)
Interest cost on scheme liabilities	56	67	87
Net interest expense	10	11	15

Net expense to Consolidated Income Statement	72	70	51

Summary of Net Charge to Consolidated Income Statement	The composition of the net expense to the Consolidated Income Statement is as follows:

Eurozone	29	30	28
United States and Canada	21	16	6
Switzerland	10	12	8
Other	12	12	9
Total	72	70	51

Summary of Reconciliation of Assets and Liabilities

Reconciliation of scheme assets (bid value)	2021 $m	2020 $m
At 1 January	3,321	3,013
Movement in year
Interest income on scheme assets	46	56
Remeasurement adjustments
- return on scheme assets excluding interest income	165	174
Employer contributions paid	43	46
Contributions paid by plan participants	7	7
Benefit and settlement payments	(258)	(158)
Administration expenses	(4)	(5)
Translation adjustment	(146)	188
At 31 December	3,174	3,321

Reconciliation of actuarial value of liabilities
At 1 January	(3,877)	(3,493)
Movement in year
Current service cost	(55)	(53)
Past service credit/(cost) net	3	(1)
Loss on settlements	(6)	-
Interest cost on scheme liabilities	(56)	(67)
Disposals	1	1
Remeasurement adjustments
- experience variations	(7)	32
- actuarial gain/(loss) from changes in financial assumptions	70	(251)
- actuarial gain from changes in demographic assumptions	36	12
Contributions paid by plan participants	(7)	(7)
Benefit and settlement payments	258	158
Translation adjustment	157	(208)
At 31 December	(3,483)	(3,877)

Summary of Scheme Assets	The composition of scheme assets is as follows:

Eurozone	1,563	1,603
United States and Canada	873	1,018
Switzerland	460	444
Other	278	256
Total	3,174	3,321

Summary of Actuarial Value of Liabilities
The composition of the actuarial value of liabilities is as follows:

Eurozone	(1,671)	(1,769)
United States and Canada	(1,093)	(1,293)
Switzerland	(394)	(425)
Other	(325)	(390)
Total	(3,483)	(3,877)

Net pension deficit (i)	(309)	(556)
Related deferred income tax asset	89	128
Net pension liability	(220)	(428)

Summary of Composition of Net Pension Liabilities
The composition of the net pension liability is as follows:

Eurozone	(87)	(138)
United States and Canada	(164)	(206)
Switzerland	66	22
Other	(35)	(106)
Total	(220)	(428)

(i) Reconciliation to Consolidated Balance Sheet
Retirement benefit assets	166	-
Retirement benefit obligations	(475)	(556)
Net pension deficit	(309)	(556)

Summary of Impact of Movement in Principal Actuarial Assumptions
The revised liabilities due to the impact of a reasonably possible change (as indicated below) in the principal actuarial assumptions would be as follows:

		Eurozone 2021 $m	United States and Canada 2021 $m	Switzerland 2021 $m	Other 2021 $m	Total Group 2021 $m
Scheme liabilities at 31 December		(1,671)	(1,093)	(394)	(325)	(3,483)

Revised liabilities

Discount rate	Increase by 0.25%	(1,597)	(1,060)	(378)	(310)	(3,345)

	Decrease by 0.25%	(1,750)	(1,127)	(411)	(341)	(3,629)

Inflation rate	Increase by 0.25%	(1,745)	(1,096)	(395)	(334)	(3,570)

	Decrease by 0.25%	(1,602)	(1,090)	(393)	(319)	(3,404)

Mortality assumption	Increase by 1 year	(1,607)	(1,059)	(380)	(314)	(3,360)

	Decrease by 1 year	(1,736)	(1,127)	(408)	(335)	(3,606)

Summary of Split of Scheme Assets by Asset Type
The above sensitivity analysis are derived through changing the individual assumption while holding all other assumptions constant.

Split of scheme assets	2021 $m	2020 $m
Investments quoted in active markets
Equity instruments (i)	752	862
Debt instruments (ii)	1,874	2,025
Property	128	106
Cash and cash equivalents	40	56
Investment funds	129	166

Unquoted investments
Equity instruments	2	2
Debt instruments (iii)	14	12
Property	71	69
Cash and cash equivalents	9	6
Assets held by insurance company	155	17
Total assets	3,174	3,321

(i)	Equity instruments primarily relate to developed markets.

(ii)	Quoted debt instruments are made up of $1,317 million (2020: $1,288 million) and $557 million (2020: $737 million) of government and non-government instruments respectively.

(iii)	Unquoted debt instruments primarily relate to government debt instruments.

Summary of Maturity Profile of the Group's Contracted Payments (On a Discounted Basis)
The maturity profile of the Group’s contracted payments (on a discounted basis) is as follows:

	2021 $m	2020 $m	2019 $m
Within one year	2	2	2
Between one and two years	2	2	2
Between two and three years	2	2	2
Between three and four years	2	2	2
Between four and five years	2	2	2

After five years	7	10	11
Total	17	20	21

Summary of Average Duration and Scheme Composition
Average duration and scheme composition

	Eurozone			United States and Canada			Switzerland
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Average duration of defined benefit obligation (years)	18.3	18.3	18.1	12.3	12.9	12.5	17.0	17.6	17.8

Allocation of defined benefit obligation by participant:

Active plan participants	69%	70%	74%	49%	43%	44%	74%	74%	74%

Deferred plan participants	10%	10%	8%	15%	12%	12%	-	-	-

Retirees	21%	20%	18%	36%	45%	44%	26%	26%	26%